Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Equity Dividend Fund
Entity Central Index Key	0000814507
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000005783 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Institutional Shares
Trading Symbol	MADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.69%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.42%	25.80%	10.04%	9.54%
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,027,581,446
Holdings Count | Holding	86
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(b)Excludes short-term securities.
C000038256 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Service Shares
Trading Symbol	MSDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$50	0.97%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	6.18%	25.38%	9.69%	9.21%
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,027,581,446
Holdings Count | Holding	86
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(b)Excludes short-term securities.
C000005780 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Investor A Shares
Trading Symbol	MDDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	6.27%	25.47%	9.77%	9.27%
Investor A Shares (with sales charge)	0.70	18.88	8.60	8.68
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,027,581,446
Holdings Count | Holding	86
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(b)Excludes short-term securities.
C000005782 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Investor C Shares
Trading Symbol	MCDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$87	1.68%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	5.88%	24.53%	8.96%	8.64%
Investor C Shares (with sales charge)	4.88	23.53	8.96	8.64
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,027,581,446
Holdings Count | Holding	86
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(b)Excludes short-term securities.
C000166015 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Class K Shares
Trading Symbol	MKDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$30	0.57%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.43%	25.91%	10.16%	9.65%
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,027,581,446
Holdings Count | Holding	86
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(b)Excludes short-term securities.
C000005784 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Class R Shares
Trading Symbol	MRDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$63	1.22%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	6.06%	25.06%	9.39%	8.91%
S&P 500® Index	14.08	38.02	15.27	13.00
Russell 1000® Value Index	10.61	30.98	10.14	8.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,027,581,446
Holdings Count | Holding	86
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,027,581,446
Number of Portfolio Holdings	86
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	20.2%
Health Care	17.6%
Industrials	10.4%
Information Technology	10.1%
Communication Services	6.9%
Consumer Staples	6.9%
Energy	6.3%
Consumer Discretionary	5.3%
Utilities	5.1%
Materials	5.0%
Real Estate	1.8%
Short-Term Securities	4.3%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.7%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.6%
SS&C Technologies Holdings, Inc.	2.5%
L3Harris Technologies, Inc.	2.4%
CVS Health Corp.	2.4%
Cardinal Health, Inc.	2.4%
Microsoft Corp.	2.2%
Comcast Corp., Class A	2.1%
Medtronic PLC	2.1%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.